Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
(17)	Commitments and Contingencies

The Company and its subsidiaries are named as defendants in various pending or threatened legal proceedings on an ongoing basis, including three putative class action proceedings, arising from the conduct of business: Sanchez v. Allianz Life Ins. Co. of North America (Superior Court of California, L.A. County, BC594715) was filed in 2015, Berthiaume et al. v. Allianz Life Ins. Co. of North America et al (Minnesota District Court, Henn. County) was commenced in 2016, and Thompson v. Allianz Life Ins. Co. of North America (United Stated District Court, District of Minnesota, Case No. 0:17-cv00096) was filed in 2016. None of these putative class actions has been certified. The Company generally intends to vigorously contest the lawsuits, but is or may pursue settlement negotiations in some cases, if appropriate. The outcome of the cases is uncertain at this time, and there can be no assurance that such litigation, or any future litigation, will not have a material adverse effect on the Company and/or its subsidiaries. The Company recognizes legal costs for defending itself as incurred.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The financial services industry, including mutual funds, variable and fixed annuities, life insurance, distribution companies, and broker-dealers, is subject to close scrutiny by regulators, legislators, and the media.

Federal and state regulators, such as state insurance departments, state securities departments, the SEC, the Financial Industry Regulatory Authority, and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning various selling practices, including suitability reviews, product exchanges, sales to seniors, and compliance with, among other things, insurance laws and securities laws. The Company is subject to ongoing market conduct examinations and investigations by regulators, which may have a material adverse effect on the Company.

It can be expected that annuity product design and sales practices will be an ongoing source of regulatory scrutiny and enforcement actions, litigation, and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

These matters could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

When evaluating litigation, claims, and assessments, management considers the nature of the litigation, progress of the case, opinions or views of legal counsel, as well as prior experience in similar cases. Management uses this information to assess whether a loss is probable and if the amount of loss can be reasonably estimated prior to making any accruals.

The Company has the following investments that require a commitment of capital for the years ended December 31, 2016 and 2015:

	2016	2015
Limited partnerships	$187,484	26,000
Private placement debt	127,438	103,200
Infrastructure debt	320,913	37,990
Mortgage loans	414,360	332,773

	$1,050,195	499,963

The Company has LIH limited partnership investments that require a commitment of Capital. The Company has open capital commitments of $153,887 and $93,180 at December 31, 2016 and 2015, respectively. The Company has recorded an unfunded commitment liability of $144,180 and $87,928, as of December 31, 2016 and 2015, respectively, within Other liabilities on the Consolidated Balance Sheets. The liability represents the discounted present value of the expected payments.

The Company leases office space and certain furniture and equipment pursuant to operating leases with some leases containing renewal options and escalation clauses. Expense for all operating leases was $3,729, $3,155, and $2,828 in 2016, 2015, and 2014, respectively. The future minimum lease payments required under operating leases are as follows:

2017	$2,302
2018	1,946
2019	1,435
2020	1,041
2021	892

2022 and beyond	$7,616

The Company had capital leases to finance furniture and equipment for the Company’s headquarters. The financed assets were fully depreciated as of December 31, 2015 with a cost and accumulated depreciation of $2,976 and $2,976 at December 31, 2015, respectively, and are included in Other assets on the Consolidated Balance Sheets. Depreciation on the financed assets was $619 and $744 in 2015 and 2014.

The Company has a service agreement (the agreement) with certain unrelated broker-dealers for a marketing support program related to the distribution of select variable insurance products. Under the agreement, the Company pays a base service fee of 0.10% on the amount of variable insurance products under management at the commencement of the agreement. An additional service fee of 0.15% is calculated on the total variable insurance products under management held in excess of this base amount. The fee is calculated on a monthly basis and is paid quarterly. Either party may terminate the agreement with a 90-day notice. Upon termination, the service fee continues to be paid from the date of termination for a period of ten years provided that the broker-dealer is not in material breach of the contract. In the event of termination, the Company has calculated its total commitment at December 31, 2016, to be $5,509 annually with a total commitment of $55,086. The calculation was based on the total variable insurance products under management as of December 31, 2016, due to the variability in estimating future assets under management (such as sales, lapse rate, and fund performance). Total expense under the agreement amounted to $6,641, $6,677, and $7,734 in 2016, 2015, and 2014, respectively.